PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2017	2016

Government authorities	$26,275	$23,312
Interest receivable	2,042	804
Prepaid expenses	26,688	24,863
Inventories	9,013	4,716
Prepaid expenses and other current assets of discontinued operations	2,042	3,734
Other	4,014	4,271
	$70,074	$61,700